Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 2,200,000	$ 247,500,000
Bad debt expense	$ 0	$ 0	$ 0